UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE JUNE 30, 2012 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF JUNE 30, 2012 THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT JUNE 30, 2012 MARKET VALUES, IN THIS REPORT. THIS REPORT ALSO OMITS CERTAIN SECURITIES DERIVED FROM SECURITIES HELD AT LBIE ON SEPTEMBER 12, 2008 THAT SUBSEQUENTLY EXPERIENCED CORPORATE ACTIONS ("DERIVED ASSETS") TO WHICH THE REPORTING PERSON BELIEVES IT HAS RIGHTS, BUT WHICH HAVE NOT BEEN VERIFIED BY LBIE'S ADMINISTRATOR. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS
SCHEDULE 13F ACCORDINGLY.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576

Signature, Place, and Date of Signing

/s/ John W. McCullough           Birmingham, Alabama       August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  $260,956
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number    Name

1.   028-14263              Harbert Event Opportunities GP, LLC
2.   028-14264              Harbert Event Opportunities Master Fund, Ltd.
3.   028-14261              Harbert Value Fund GP, LLC
4.   028-14262              Harbert Value Master Fund, Ltd.
--   ---------              --------------------------------------------------

                                                   FORM 13F INFORMATION TABLE
                                                 Harbert Management Corporation
                                                          June 30, 2012

COL 1                          COL 2             COL 3      COL 4           COL 5          COL 6       COL 7           COL 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE    SHARED NONE
--------------                 ---------------   ------     --------- --------  --- -----  ----------- -----  -----   ------ -----
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106   1,578       80,000 SH         DEFINED     3, 4      80,000
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105   9,393      325,000 SH         DEFINED     3, 4     325,000
AVON PRODS INC                 COM               054303102     600       37,000     CALL   DEFINED     1, 2
BARRICK GOLD CORP              COM               067901108   5,636      150,000     CALL   DEFINED     3, 4
BROADRIDGE FINL SOLUTIONS IN   COM               11133T103   1,702       80,000 SH         DEFINED     3, 4      80,000
CAREFUSION CORP                COM               14170T101   7,704      300,000 SH         DEFINED     3, 4     300,000
CBS CORP NEW                   CL B              124857202   1,147       35,000 SH         DEFINED     3, 4                   35,000
CISCO SYS INC                  COM               17275R102   7,727      450,000 SH         DEFINED     3, 4     450,000
CIT GROUP INC                  COM NEW           125581801  13,365      375,000 SH         DEFINED     3, 4     375,000
CLEARWATER PAPER CORP          COM               18538R103     419       12,286 SH         DEFINED     3, 4      12,286
CONVERGYS CORP                 COM               212485106     753       51,000     CALL   DEFINED     1, 2
COTT CORP QUE                  COM               22163N106   6,407      780,400 SH         DEFINED     3, 4     780,400
DELPHI AUTOMOTIVE PLC          SHS               G27823106   3,188      125,000 SH         DEFINED     3, 4     125,000
DIGITAL GENERATION INC         COM               25400B108     309       25,000 SH         DEFINED     1, 2      25,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105  15,342      189,500     CALL   DEFINED     1, 2
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105   8,849      109,300     PUT    DEFINED     1, 2     109,300
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105   8,420      104,000 SH         DEFINED     1, 2     104,000
DR PEPPER SNAPPLE GROUP INC    COM               26138E109   2,625       60,000 SH         DEFINED     3, 4      60,000
EARTHLINK INC                  COM               270321102     929      125,000 SH         DEFINED     3, 4     125,000
ECHOSTAR CORP                  CL A              278768106   1,004       38,000 SH         DEFINED     3, 4      38,000
ENZON PHARMACEUTICALS INC      COM               293904108   1,415      206,000 SH         DEFINED     3, 4     206,000
EXELON CORP                    COM               30161N101   8,465      225,000 SH         DEFINED     3, 4     225,000
FOREST OIL CORP                COM PAR $0.01     346091705     733      100,000     CALL   DEFINED     1, 2
FOREST OIL CORP                COM PAR $0.01     346091705     733      100,000 SH         DEFINED     1, 2     100,000
GAYLORD ENTMT CO NEW           COM               367905106   1,157       30,000     CALL   DEFINED     1, 2
GAYLORD ENTMT CO NEW           COM               367905106   2,244       58,200 SH         DEFINED     1, 2      58,200
HARVEST NATURAL RESOURCES IN   COM               41754V103     855      100,000     PUT    DEFINED     1, 2     100,000
HERTZ GLOBAL HOLDINGS INC      COM               42805T105   2,880      225,000 SH         DEFINED     1, 2     225,000
HILLSHIRE BRANDS CO            COM               432589109     290       10,000 SH         DEFINED     1, 2      10,000
HILLTOP HOLDINGS INC           COM               432748101   4,316      418,659 SH         DEFINED     3, 4     418,659
HUBBELL INC                    CL B              443510201   1,115       14,300 SH         DEFINED     3, 4      14,300
INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW     45857P301     482       20,000 SH         DEFINED     1, 2      20,000
INTERVAL LEISURE GROUP INC     COM               46113M108   4,753      250,000 SH         DEFINED     3, 4     250,000
ITT CORP NEW                   COM NEW           450911201   7,920      450,000 SH         DEFINED     3, 4     450,000
EXELIS INC                     COM               30162A108  10,846    1,100,000 SH         DEFINED     3, 4   1,100,000
JOHN BEAN TECHNOLOGIES CORP    COM               477839104     316       23,300 SH         DEFINED     3, 4      23,300
KINDER MORGAN INC DEL          *W EXP 05/25/201  49456B119     216      100,000 SH         DEFINED     1, 2     100,000
KINDER MORGAN INC DEL          COM               49456B101   1,611       50,000     CALL   DEFINED     1, 2
KINDER MORGAN INC DEL          COM               49456B101   1,611       50,000 SH         DEFINED     1, 2      50,000
LIBERTY MEDIA CORPORATION      LIB CAP COM A     530322106     615        7,000 SH         DEFINED     3, 4       7,000
LIBERTY INTERACTIVE CORPORAT   INT COM SER A     53071M104   2,133      120,000 SH         DEFINED     3, 4     120,000
FIFTH & PAC COS INC            COM               316645100   1,341      125,000 SH         DEFINED     1, 2     125,000
LOEWS CORP                     COM               540424108   8,182      200,000 SH         DEFINED     3, 4     200,000
LOUISIANA PAC CORP             COM               546347105   1,431      131,500 SH         DEFINED     3, 4     131,500
MARATHON OIL CORP              COM               565849106   8,182      320,000 SH         DEFINED     3, 4     320,000
MARATHON PETE CORP             COM               56585A102   7,861      175,000 SH         DEFINED     3, 4     175,000
MERCURY COMPUTER SYS           COM               589378108   1,629      126,000 SH         DEFINED     3, 4     126,000
METROPCS COMMUNICATIONS INC    COM               591708102   1,815      300,000 SH         DEFINED     1, 2     300,000
MONSTER WORLDWIDE INC          COM               611742107   2,125      250,000 SH         DEFINED     1, 2     250,000
MUELLER WTR PRODS INC          COM SER A         624758108     170       49,000 SH         DEFINED     3, 4      49,000
MURPHY OIL CORP                COM               626717102   1,257       25,000     CALL   DEFINED     1, 2
NABORS INDUSTRIES LTD          SHS               G6359F103     288       20,000 SH         DEFINED     3, 4      20,000
NORDION INC                    COM               65563C105   3,510      375,000 SH         DEFINED     3, 4     375,000
ODYSSEY MARINE EXPLORATION I   COM               676118102     561      150,000 SH         DEFINED     1, 2     150,000
PEP BOYS MANNY MOE & JACK      COM               713278109   1,039      104,900     CALL   DEFINED     1, 2
PICO HLDGS INC                 COM NEW           693366205   1,008       45,000 SH         DEFINED     3, 4      45,000
PLATINUM UNDERWRITER HLDGS L   COM               G7127P100   7,620      200,000 SH         DEFINED     3, 4     200,000
POTLATCH CORP NEW              COM               737630103   1,373       43,000 SH         DEFINED     3, 4      43,000
RADIOSHACK CORP                COM               750438103     346       90,000 SH         DEFINED     3, 4      90,000
DONNELLEY R R & SONS CO        COM               257867101     235       20,000 SH         DEFINED     3, 4      20,000
SAFETY INS GROUP INC           COM               78648T100  11,582      285,000 SH         DEFINED     3, 4     285,000
SANOFI                         SPONSORED ADR     80105N105  11,334      300,000 SH         DEFINED     3, 4                  300,000
SUNOCO INC                     COM               86764P109   2,375       50,000 SH         DEFINED     1, 2      50,000
U S AIRWAYS GROUP INC          COM               90341W108   6,398      480,000     CALL   DEFINED     1, 2
WALTER ENERGY INC              COM               93317Q105     442       10,000 SH         DEFINED     3, 4      10,000
WARNER CHILCOTT PLC IRELAND    SHS A             G94368100   3,405      190,000     CALL   DEFINED     1, 2
WARNER CHILCOTT PLC IRELAND    SHS A             G94368100   4,032      225,000 SH         DEFINED     1, 2     225,000
WESTERN DIGITAL CORP           COM               958102105   9,144      300,000 SH         DEFINED     3, 4     300,000
WILLIS GROUP HOLDINGS PUBLIC   SHS               G96666105   2,554       70,000     CALL   DEFINED     1, 2
YAHOO INC                      COM               984332106   7,915      500,000 SH         DEFINED     3, 4     500,000

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